Commitments And Contingencies - Schedule of Finance Lease Liabilities (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Commitments And Contingencies [Line Items]
Non-current:	$ 54,057	$ 134,338
Furniture And IT Equipment [Member]
Commitments And Contingencies [Line Items]
Current:	48,265
Non-current:	17,104
Total	$ 65,369